PENSION AND POSTRETIREMENT BENEFITS - Components of Net Periodic Benefit Cost (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
Pension Plan
Components of net periodic benefit cost
Service cost	$ 48
Interest cost	187
Expected return on plan assets	(246)
Net periodic benefit cost	(11)
Postretirement Plan
Components of net periodic benefit cost
Service cost	6
Interest cost	41
Expected return on plan assets
Net periodic benefit cost	$ 47